Goodwill And Intangible Assets (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 03, 2014	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization		$ 20,800	$ 21,000
Amortization expense related to intangible assets		3,951	6,249	$ 7,184
Intangible assets acquired	$ (65,000)	$ 65,065	0	5,000
Transaction costs	$ 100
Intangible Assets, Explanation of Significant Deletions		0.2
Intangible assets, estimated amortization expense in 2015		$ 3,700,000
Intangible assets, estimated amortization expense in 2016		3,700,000
Intangible assets, estimated amortization expense in 2017		3,700,000
Intangible assets, estimated amortization expense in 2018		3,700,000
Intangible assets, estimated amortization expense in 2019		3,700,000
Primarily Owned and Licensed Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets		$ 4,000	$ 6,000	$ 6,300
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives		4 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives		40 years